Restructuring Costs, Net (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Components of restructuring gains (costs), net
Severance											$ (2,400,000)	$ (1,100,000)
Impairment of property, plant and equipment											2,236,000
Curtailment and settlement losses											(1,300,000)	(200,000)		(600,000)
Distribution footprint optimization											(400,000)
Gains on sale of land and buildings											475,000			300,000
Disposition of joint venture interest														(1,100,000)
Cost to maintain land and buildings held for sale														(300,000)
Total Restructuring Charges	$ (100,000)	$ (5,877,000)	$ (1,275,000)	$ (1,655,000)	$ (900,000)	$ (400,000)	$ (2,300,000)	$ (200,000)	$ (100,000)	$ (400,000)	$ (5,877,000)	$ (1,275,000)		$ (1,655,000)